Cover	Feb. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2022
Entity File Number	001-34728
Entity Registrant Name	DOUGLAS DYNAMICS, INC.
Entity Central Index Key	0001287213
Entity Tax Identification Number	13-4275891
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11270 W Park Place Ste 300
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53224
City Area Code	414
Local Phone Number	354-2310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	PLOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false